Consolidated Statements of Changes in (Deficiency) Equity - CAD ($)	Share Capital	Share-Based Payments Reserve	Investment Revaluation Reserve	Share Warrants Reserve	Deficit	Total
Beginning balance, shares at Mar. 31, 2018	168,786,227
Beginning balance at Mar. 31, 2018	$ 63,884,056	$ 2,202,640	$ 57,459	$ 2,882,923	$ (67,781,665)	$ 1,245,413
Net income (loss)					1,948,568	(1,948,568)
Other comprehensive loss for the year			2,737			2,737
Total comprehensive loss			2,737		(1,948,568)	1,945,831
Adjustment of gain on disposition of marketable securities			(40,677)		40,677	0
Issuance of common shares pursuant to property agreements, shares	1,816,667
Issuance of common shares pursuant to property agreements	$ 157,500					157,500
Equity-settled share-based compensation						0
Ending balance, shares at Mar. 31, 2019	170,602,894
Ending balance at Mar. 31, 2019	$ 64,041,556	2,202,640	19,519	2,882,923	(69,689,556)	(542,918)
Net income (loss)					1,253,534	(1,253,534)
Other comprehensive loss for the year			(11,234)			(11,234)
Total comprehensive loss			(11,234)		(1,253,534)	1,264,768
Issuance of share purchase warrants				490,449		490,449
Issuance of common shares pursuant to property agreements, shares	5,000,000
Issuance of common shares pursuant to property agreements	$ 300,000					300,000
Equity-settled share-based compensation		(42,124)				(42,124)
Gain on disposition of equity investments at FVTOCI			5,476		(5,476)	0
Ending balance, shares at Mar. 31, 2020	175,602,894
Ending balance at Mar. 31, 2020	$ 64,341,556	2,244,764	13,761	3,373,372	(70,948,566)	(975,113)
Net income (loss)					1,360,699	1,360,699
Other comprehensive loss for the year			(626,438)			(626,438)
Total comprehensive loss			(626,438)		1,360,699	(734,261)
Equity-settled share-based compensation		(17,888)				(17,888)
Shares issued through exercise of warrants, shares	5,000,000
Shares issued through exercise of warrants, amount	$ 403,165			(153,265)		249,900
Ending balance, shares at Mar. 31, 2021	180,602,894
Ending balance at Mar. 31, 2021	$ 64,744,721	$ 2,226,876	$ (612,677)	$ 3,220,107	$ (69,587,867)	$ (8,840)